Investments in Affiliates Equity Investee Summarized Financial Information (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	$ 292.7	$ 286.4	$ 356.4
Gross profit	88.9	96.3	68.3
Net income (loss)	20.7	31.8	$ (9.8)
Current assets	115.2	94.1
Noncurrent assets	73.5	66.0
Current liabilities	16.2	14.4
Noncurrent liabilities	$ 58.9	$ 44.8